Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax in Profit or Loss
Income tax in the profit or loss comprises:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Provision for PRC income tax	3,408	781	1,532
Provision for income tax of other tax jurisdictions	120	105	135
Deferred taxation	3,282	5,436	4,640

	6,810	6,322	6,307

Reconciliation of Expected Tax Expense with Actual Tax Expense
A reconciliation of the expected tax expense with the actual tax expense is as follows:

			Year ended December 31,
	Notes		2018	2019	2020
			RMB	RMB	RMB
Earnings before income tax			28,148	27,034	27,387

Expected income tax expense at statutory tax rate of 25%	(i	)	7,037	6,759	6,847
Differential tax rate on PRC subsidiaries’ and branches’ income	(i	)	(291)	(315)	(306)
Differential tax rate on other subsidiaries’ income	(ii	)	(58)	(129)	(47)
Non-deductible expenses	(iii	)	537	979	915
Non-taxable income	(iv	)	(319)	(460)	(576)
Effect of change in tax rate	(v	)	—	—	(29)
Others	(vi	)	(96)	(512)	(497)

Actual income tax expense			6,810	6,322	6,307

Notes:
(i)
Except for certain subsidiaries and branches which are mainly taxed at a preferential rate of 15%, the provision for mainland China income tax is based on a statutory rate of 25% of the assessable income of the Company, its mainland China subsidiaries and branches as determined in accordance with the relevant income tax rules and regulations of the PRC.

(ii)
Income tax provisions of the Company’s subsidiaries in Hong Kong and Macau Special Administrative Regions of the PRC, and in other countries are based on the subsidiaries’ assessable income and income tax rates applicable in the respective tax jurisdictions which range from 8% to 35%.

(iii)	Amounts represent miscellaneous expenses in excess of statutory deductible limits for tax purposes.

(iv)	Amounts represent miscellaneous income which are not subject to income tax.

(v)
Hainan branch of the Company obtained approval from tax authority to adopt the preferential income tax rate of 15% during the current year. Accordingly, deferred tax assets and deferred tax liabilities that were expected to be recovered or settled after December 31, 2019 were adjusted to reflect the change in tax rate. The overall effect of change in tax rate amounting to RMB29 was credited to the consolidated statement of comprehensive income.

(vi)	Amounts primarily represent settlement of tax filing differences of prior year annual tax return and other tax benefits such as additional tax deduction on research and development expenses.